                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE ANNUAL PERIOD. THE PORTFOLIO MANAGEMENT TEAM WILL PROVIDE AN OVERVIEW OF THE MARKET CLIMATE AND DISCUSS SOME OF THE FACTORS THAT HELPED OR HINDERED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2003

                                                       LEHMAN         LIPPER
                                         S&P         BROTHERS       FLEXIBLE
                                         500       U.S. GOV./      PORTFOLIO
CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)  CREDIT INDEX(2)  FUND INDEX(3)
 10.11%    9.20%    9.09%   10.25%    10.65%            7.11%          9.21%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The 12-month period ended July 31, 2003 was a volatile time for the capital markets. While the equity markets dominated the headlines, it was the bond markets that provided a more dramatic story. The period began with the 10-year bond at a yield of 4 percent, and ended at roughly the same level. That seeming stability belied an enormous amount of volatility, however, as the bond market veered from expectations of poor but stable economic conditions to fears of outright deflation following a speech by an influential Federal Reserve banker. These fears led to a steep drop in bond yields, which were then driven lower by trading involving mortgage-backed securities and other technical events. During this period, which lasted until the early spring of 2003, bonds handily outperformed the stock market, which suffered from continued weakness in economic and corporate results. Equity performance worsened in the early months of 2003 as uncertainty over the war in Iraq led investors to seek the relative safety of bonds.

The equity market began to rally sharply in March, however, as investors began to perceive the beneficial effects of accommodative monetary and fiscal policy on economic results and corporate earnings. The rally continued through the end of the period, and erased much of the equity market's losses from earlier months. The bond market continued to perform strongly through much of the equity rally, with yields falling steadily until the first half of June. At that point, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which move in opposition to yields) fell sharply through the end of the period as investors allocated assets out of the debt markets.

PERFORMANCE ANALYSIS

The Fund performed in line with its benchmark and peer indexes for the 12-month period. In keeping with the Fund's mandate, we made only one major change to its asset allocation during the period. For the bulk of the measurement period, we maintained an overweighted position in the equity market and underweighted bonds. This stance was a net drag on performance in the first part of the period, as equity markets sagged while the bond market rallied. It helped greatly, however, when the equity markets began their rally, and even more so when bond yields spiked in the last weeks of June. We made a shift in allocation at the very end of the period to take advantage of what we believed to be oversold prices for bonds by increasing that position from a substantial to a slight underweight.

The equity portion of the portfolio entered the period balanced between moderate overexposures in the more cyclical technology and basic materials sectors and defensive positions in consumer goods and foods. Conversely, the portfolio was underweighted in utilities and consumer cyclicals. As stocks became cheaper through March, we realigned the equity portfolio to benefit from an improving economy. We increased the Fund's holdings of technology and basic materials and added to its positions in industrial and other cyclical stocks. At the same time, we kept the portfolio underweighted in consumer-related sectors such as food and health care. This served the Fund well during the rally, which favored more cyclical sectors.

Our expectations for an economic recovery led us to be fairly conservative in the Fund's bond portfolio. We kept the Fund's interest rate sensitivity low relative to that of the broader market, and kept its credit quality high. We also invested in higher-coupon mortgage-backed securities that, while offering protection from rising interest rates, underperformed for much of the period.

TOP 10 HOLDINGS

U.S. Treasury Bond                          14.2%
Federal National Mortgage Assoc.             4.3%
Federal Home Loan Mortgage Corp.             3.4%
Caterpillar Inc.                             1.9%
Celgene Corp.                                1.8%
Gilead Sciences Inc.                         1.7%
Citigroup Inc.                               1.7%
Honda Motor Co., Ltd                         1.7%
Fisher Scientific Intl.                      1.6%
American Express                             1.6%

PORTFOLIO COMPOSITION

Common Stocks                               70.5%
U.S. Government Agencies and Obligations    21.9%
Short-Term                                   8.2%
Corporate Bonds                              6.4%
Asset-Backed                                 1.4%

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

- THE FUND'S MANAGER ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CLASSES OF EQUITY SECURITIES, FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.

- IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE FUND'S MANAGER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, E.T. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                  FUND       S&P 500(1)      LEHMAN(2)    LIPPER(3)
7/31/1993     $ 10,000         $ 10,000       $ 10,000     $ 10,000
7/31/1994     $ 10,353         $ 10,516       $  9,987     $ 10,328
7/31/1995     $ 12,016         $ 13,262       $ 10,998     $ 12,031
7/31/1996     $ 13,394         $ 15,459       $ 11,582     $ 13,091
7/31/1997     $ 17,376         $ 23,515       $ 12,832     $ 16,871
7/31/1998     $ 19,595         $ 28,053       $ 13,867     $ 18,857
7/31/1999     $ 21,403         $ 33,720       $ 14,190     $ 20,828
7/31/2000     $ 24,140         $ 36,744       $ 15,001     $ 22,125
7/31/2001     $ 22,439         $ 31,476       $ 16,907     $ 20,835
7/31/2002     $ 18,675         $ 24,044       $ 18,071     $ 17,485
7/31/2003     $ 20,394(^)      $ 26,604       $ 19,357     $ 19,095

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2003

                          CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES++
                             07/28/97             10/31/88             07/28/97            07/28/97

SYMBOL                           SRTAX                SRTBX                SRTCX               SRTDX
1 YEAR                          10.11(4)%            9.20(4)%             9.09(4)%            10.25(4)%
                                 4.33(5)             4.20(5)              8.09(5)

5 YEARS                          1.57(4)             0.80(4)              0.77(4)              1.77(4)
                                 0.48(5)             0.52(5)              0.77(5)

10 YEARS                                             7.39(4)
                                                     7.39(5)

SINCE INCEPTION                  3.78(4)             9.41(4)              2.98(4)              4.01(4)
                                 2.86(5)             9.41(5)              2.98(5)

----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2003.

MORGAN STANLEY STRATEGIST FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2003

 NUMBER OF
   SHARES                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
            COMMON STOCKS (70.5%)
            AEROSPACE & DEFENSE (1.5%)
   198,000  Northrop Grumman Corp.                                                         $    18,263,520
                                                                                           ---------------
            AGRICULTURAL COMMODITIES/MILLING (1.3%)
 1,200,000  Archer-Daniels-Midland Co.                                                          15,768,000
                                                                                           ---------------
            APPAREL/FOOTWEAR RETAIL (2.4%)
   900,000  Gap, Inc. (The)                                                                     16,191,000
   270,000  Ross Stores, Inc.                                                                   12,339,000
                                                                                           ---------------
                                                                                                28,530,000
                                                                                           ---------------
            BIOTECHNOLOGY (5.3%)
   100,000  Amgen Inc.*                                                                          6,958,000
   450,000  Applera Corp. - Celera Genomics Group*                                               4,527,000
   570,000  Celgene Corp.*                                                                      20,867,700
   199,000  Cephalon, Inc.*                                                                      9,946,020
   304,000  Gilead Sciences, Inc.*                                                              20,839,200
                                                                                           ---------------
                                                                                                63,137,920
                                                                                           ---------------
            CHEMICALS: MAJOR DIVERSIFIED (1.4%)
   480,000  Dow Chemical Co. (The)                                                              16,944,000
                                                                                           ---------------
            COMPUTER COMMUNICATIONS (1.2%)
   762,000  Cisco Systems, Inc.*                                                                14,874,240
                                                                                           ---------------
            COMPUTER PROCESSING HARDWARE (2.6%)
   846,000  Apple Computer, Inc.*                                                               17,808,300
   398,000  Dell Inc.*                                                                          13,404,640
                                                                                           ---------------
                                                                                                31,212,940
                                                                                           ---------------
            CONTRACT DRILLING (0.7%)
   450,000  Diamond Offshore Drilling, Inc.                                                      8,757,000
                                                                                           ---------------
            DISCOUNT STORES (1.0%)
   320,040  Costco Wholesale Corp.*                                                             11,857,482
                                                                                           ---------------
            ELECTRICAL PRODUCTS (0.5%)
   103,000  Emerson Electric Co.                                                                5,531,100
                                                                                           ---------------
            ELECTRONIC COMPONENTS (0.6%)
   600,000  Flextronics International, Ltd. (Singapore)*                                         6,600,000
                                                                                           ---------------
            ELECTRONIC PRODUCTION EQUIPMENT (1.0%)
   636,900  Applied Materials, Inc.*                                                            12,419,550
                                                                                           ---------------
            ENVIRONMENTAL SERVICES (1.5%)
   735,000  Waste Management, Inc.                                                              17,559,150
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES (4.8%)
   430,000  American Express Co.                                                           $    18,993,100
   450,000  Citigroup Inc.                                                                      20,160,000
   505,000  J.P. Morgan Chase & Co.                                                             17,700,250
                                                                                           ---------------
                                                                                                56,853,350
                                                                                           ---------------
            FINANCIAL PUBLISHING/SERVICES (1.3%)
   845,000  eSPEED, Inc (Class A)*                                                              15,750,800
                                                                                           ---------------
            FOOD: MAJOR DIVERSIFIED (0.8%)
   282,000  Kellogg Co.                                                                          9,681,060
                                                                                           ---------------
            FOOD: MEAT/FISH/DAIRY (1.4%)
   551,820  Dean Foods Co.*                                                                     16,515,973
                                                                                           ---------------
            INDUSTRIAL CONGLOMERATES (1.5%)
   630,000  General Electric Co.                                                                17,917,200
                                                                                           ---------------
            INFORMATION TECHNOLOGY SERVICES (2.5%)
   835,000  Accenture Ltd. (Class A) (Bermuda)*                                                 16,215,700
   162,000  International Business Machines Corp.                                               13,162,500
                                                                                           ---------------
                                                                                                29,378,200
                                                                                           ---------------
            INTERNET RETAIL (1.4%)
   400,000  Amazon.com, Inc.*                                                                   16,688,000
                                                                                           ---------------
            MAJOR BANKS (2.5%)
   180,000  Bank of America Corp.                                                               14,862,600
   300,000  Wells Fargo & Co.                                                                   15,159,000
                                                                                           ---------------
                                                                                                30,021,600
                                                                                           ---------------
            MANAGED HEALTH CARE (1.0%)
   285,000  Oxford Health Plans, Inc.*                                                          12,169,500
                                                                                           ---------------
            MEDIA CONGLOMERATES (0.8%)
   600,000  AOL Time Warner Inc.*                                                                9,258,000
                                                                                           ---------------
            MEDICAL SPECIALTIES (1.5%)
   260,000  Bard (C.R.), Inc.                                                                   17,825,600
                                                                                           ---------------
            MOTOR VEHICLES (1.7%)
 1,000,000  Honda Motor Co., Ltd. (ADR) (Japan)                                                 19,760,000
                                                                                           ---------------
            MULTI-LINE INSURANCE (1.3%)
   240,937  American International Group, Inc.                                                  15,468,155
                                                                                           ---------------
            OIL & GAS PRODUCTION (1.1%)
   290,000  Burlington Resources Inc.                                                           13,389,300
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
            OILFIELD SERVICES/EQUIPMENT (2.5%)
   701,000  Halliburton Co.                                                                $    15,541,170
   388,000  Smith International, Inc.*                                                          13,905,920
                                                                                           ---------------
                                                                                                29,447,090
                                                                                           ---------------
            PACKAGED SOFTWARE (2.0%)
   400,000  Microsoft Corp.                                                                     10,560,000
 1,112,000  Oracle Corp.*                                                                       13,344,000
                                                                                           ---------------
                                                                                                23,904,000
                                                                                           ---------------
            PHARMACEUTICALS: MAJOR (3.7%)
   197,000  Lilly (Eli) & Co.                                                                   12,970,480
   563,000  Pfizer Inc.                                                                         18,781,680
   271,000  Wyeth                                                                               12,352,180
                                                                                           ---------------
                                                                                                44,104,340
                                                                                           ---------------
            PROPERTY - CASUALTY INSURERS (2.9%)
   420,000  ACE Ltd. (Bermuda)                                                                  13,855,800
   250,000  Allstate Corp. (The)                                                                 9,507,500
   690,180  Travelers Property Casualty Corp. (Class B)                                         11,139,505
                                                                                           ---------------
                                                                                                34,502,805
                                                                                           ---------------
            RAILROADS (1.4%)
   150,000  Burlington Northern Santa Fe Corp.                                                   4,134,000
   400,000  CSX Corp.                                                                           12,520,000
                                                                                           ---------------
                                                                                                16,654,000
                                                                                           ---------------
            SEMICONDUCTORS (3.2%)
   481,700  Intel Corp.                                                                         12,018,415
 1,067,300  Micron Technology, Inc.*                                                            15,625,272
 1,058,832  Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*                         10,588,320
                                                                                           ---------------
                                                                                                38,232,007
                                                                                           ---------------
            SPECIALTY STORES (1.2%)
   381,440  Bed Bath & Beyond, Inc.*                                                            14,811,315
                                                                                           ---------------
            STEEL (2.4%)
   250,000  Nucor Corp.                                                                         12,330,000
 1,010,000  United States Steel Corp.                                                           15,917,600
                                                                                           ---------------
                                                                                                28,247,600
                                                                                           ---------------
            TELECOMMUNICATION EQUIPMENT (2.3%)
 1,800,000  Motorola, Inc.                                                                      16,272,000
   693,000  Nokia Corp. (ADR) (Finland)                                                         10,602,900
                                                                                           ---------------
                                                                                                26,874,900
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (1.9%)
   343,000  Caterpillar Inc.                                                               $    23,142,210
                                                                                           ---------------
            WHOLESALE DISTRIBUTORS (1.6%)
   520,000  Fisher Scientific International, Inc.*                                              19,656,000
                                                                                           ---------------
            WIRELESS TELECOMMUNICATIONS (0.8%)
   550,000  Nextel Communications, Inc. (Class A)*                                              10,043,000
                                                                                           ---------------
            TOTAL COMMON STOCKS
             (COST $690,214,865)                                                               841,750,907
                                                                                           ---------------

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE
 ---------                                                    ------       --------
              CORPORATE BONDS (6.4%)
              AEROSPACE & DEFENSE (0.2%)
 $     315    Boeing Co.                                       6.625%      02/15/38                303,243
       190    Goodrich Corp.                                   7.625       12/15/12                206,458
       540    Lockheed Martin Corp.                             7.75       05/01/26                611,648
       325    Lockheed Martin Corp.                             8.50       12/01/29                398,732
       335    Raytheon Co.                                      6.15       11/01/08                364,295
       897    Systems 2001 Asset Trust - 144A**                6.664       09/15/13              1,003,799
                                                                                           ---------------
                                                                                                 2,888,175
                                                                                           ---------------
              AIRLINES (0.3%)
     1,358    American West Airlines                            7.10       04/02/21              1,387,307
     1,125    Continental Airlines, Inc.                        6.90       01/02/18              1,058,860
       575    Southwest Airlines Co.                           5.496       11/01/06                609,403
                                                                                           ---------------
                                                                                                 3,055,570
                                                                                           ---------------
              BROADCASTING (0.1%)
       610    Clear Channel Communications, Inc.                7.65       09/15/10                697,925
                                                                                           ---------------
              BUILDING PRODUCTS (0.0%)
       195    Celulosa Arauco Constitution - 144A** (Chile)    5.125       07/09/13                182,643
       265    Masco Corp.                                       6.50       08/15/32                262,941
                                                                                           ---------------
                                                                                                   445,584
                                                                                           ---------------
              CABLE/SATELLITE TV (0.2%)
       430    Comcast Corp.                                     6.50       01/15/15                448,391
       485    Cox Communications, Inc.                         7.125       10/01/12                541,790
       460    Liberty Media Corp.                               5.70       05/15/13                428,020
       550    TCI Communications, Inc.                         7.875       02/15/26                598,857
                                                                                           ---------------
                                                                                                 2,017,058
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
              CHEMICALS: AGRICULTURAL (0.0%)
 $     305    Monsanto Co.                                     7.375%      08/15/12        $       343,409
                                                                                           ---------------
              CONTAINERS/PACKAGING (0.0%)
       355    Sealed Air Corp - 144A**                         5.625       07/15/13                339,473
                                                                                           ---------------
              DEPARTMENT STORES (0.2%)
       300    Federated Department Stores, Inc.                6.625       09/01/08                329,642
       600    Federated Department Stores, Inc.                 6.90       04/01/29                610,095
       980    May Department Stores Co.                         5.95       11/01/08              1,033,770
                                                                                           ---------------
                                                                                                 1,973,507
                                                                                           ---------------
              DRUGSTORE CHAINS (0.1%)
     1,505    CVS Corp.                                        5.625       03/15/06              1,620,476
                                                                                           ---------------
              ELECTRIC UTILITIES (0.3%)
       220    Appalachian Power Co. (Series H)                  5.95       05/15/33                197,816
       250    Cincinnati Gas & Electric Co.                     5.70       09/15/12                259,285
       180    Cincinnati Gas & Electric Co. (Series A)          5.40       06/15/33                157,032
       215    Cincinnati Gas & Electric Co. (Series B)         5.375       06/15/33                186,851
       175    Columbus Southern Power Co. - 144A**              6.60       03/01/33                176,447
       480    Constellation Energy Group, Inc.                  7.60       04/01/32                515,972
       140    Detroit Edison Co.                               6.125       10/01/10                148,587
       135    Detroit Edison Co.                                6.35       10/15/32                134,806
       345    Duke Energy Corp.                                 4.50       04/01/10                341,314
       265    Exelon Corp.                                      6.75       05/01/11                291,790
       170    Florida Power & Light Co.                         4.85       02/01/13                168,974
       200    Ohio Power Co. - 144A**                           6.60       02/15/33                201,673
       380    Public Service Electric & Gas Co.                 5.00       01/01/13                373,478
       155    South Carolina Electric & Gas Co.                 5.30       05/15/33                136,913
        70    Wisconsin Electric Power Co.                     5.625       05/15/33                 64,431
       125    Wisconsin Energy Corp.                            6.20       04/01/33                120,719
                                                                                           ---------------
                                                                                                 3,476,088
                                                                                           ---------------
              ELECTRICAL PRODUCTS (0.1%)
       620    Cooper Industries Inc.                            5.25       07/01/07                652,519
                                                                                           ---------------
              ENVIRONMENTAL SERVICES (0.0%)
       305    Waste Management, Inc.                           6.875       05/15/09                338,163
                                                                                           ---------------
              FINANCE/RENTAL/LEASING (0.4%)
     1,135    American General Finance Corp.                   5.875       07/14/06              1,230,926
       710    Countrywide Home Loans, Inc.                      3.25       05/21/08                686,347
        50    Ford Motor Credit Co.                             7.25       10/25/11                 49,493
       635    Ford Motor Credit Co.                            7.375       10/28/09                648,106
       200    Household Finance Corp.                          6.375       10/15/11                213,694
       185    Household Finance Corp.                           6.40       06/17/08                202,977

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
 $     280    Household Finance Corp.                           6.75%      05/15/11        $       306,283
       235    International Lease Finance Corp.                 3.75       08/01/07                235,220
       100    MBNA Capital I (Series A)                        8.278       12/01/26                100,166
       705    MBNA Corp.                                       6.125       03/01/13                729,319
                                                                                           ---------------
                                                                                                 4,402,531
                                                                                           ---------------
              FINANCIAL CONGLOMERATES (0.8%)
       910    AXA Financial Inc.                                6.50       04/01/08              1,002,432
       350    Boeing Capital Corp.                              6.10       03/01/11                363,045
       150    Boeing Capital Corp.                              6.50       02/15/12                157,713
       920    Chase Manhattan Corp.                             6.00       02/15/09                990,849
       530    Citigroup Inc.                                    6.00       02/21/12                560,652
       490    Citigroup Inc.                                   5.625       08/27/12                499,995
     1,325    General Electric Capital Corp.                    6.75       03/15/32              1,388,979
       240    General Motors Acceptance Corp.                   4.50       07/15/06                240,454
       485    General Motors Acceptance Corp.                  6.875       09/15/11                473,830
     1,480    General Motors Acceptance Corp.                   8.00       11/01/31              1,365,566
     1,035    Prudential Holdings, LLC - 144A**                8.695       12/18/23              1,205,941
     1,250    Prudential Holdings, LLC (Series B FSA) 144A**   7.245       12/18/23              1,347,488
                                                                                           ---------------
                                                                                                 9,596,944
                                                                                           ---------------
              FOOD RETAIL (0.1%)
        70    Albertson's Inc.                                  7.45       08/01/29                 73,057
       515    Albertson's Inc.                                  7.50       02/15/11                576,556
       985    Kroger Co.                                        6.80       04/01/11              1,068,242
                                                                                           ---------------
                                                                                                 1,717,855
                                                                                           ---------------
              FOOD: MAJOR DIVERSIFIED (0.0%)
        65    Kraft Foods Inc.                                 5.625       11/01/11                 65,655
       390    Kraft Foods Inc.                                  6.25       06/01/12                408,250
                                                                                           ---------------
                                                                                                   473,905
                                                                                           ---------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
       925    United Mexican States Corp. (Mexico)              8.00       09/24/22                948,125
       800    United Mexican States Corp. (Mexico)              8.30       08/15/31                834,000
                                                                                           ---------------
                                                                                                 1,782,125
                                                                                           ---------------
              FOREST PRODUCTS (0.1%)
       680    Weyerhaeuser Co.                                  6.75       03/15/12                724,374
                                                                                           ---------------
              GAS DISTRIBUTORS (0.1%)
       460    Consolidated Natural Gas Co.                      6.25       11/01/11                495,734
       415    Ras Laffan Liquid Natural Gas Co.
               Ltd. - 144A** (Qatar)                           8.294       03/15/14                468,950
       185    Sempra Energy                                     6.00       02/01/13                191,351
                                                                                           ---------------
                                                                                                 1,156,035
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
              HOME BUILDING (0.0%)
 $    280     Centex Corp.                                     7.875%      02/01/11        $       320,214
      220     Pulte Homes, Inc.                                6.375       05/15/33                198,824
                                                                                           ---------------
                                                                                                   519,038
                                                                                           ---------------
              HOME FURNISHINGS (0.0%)
      290     Mohawk Industries Inc.                            7.20       04/15/12                318,839
                                                                                           ---------------
              HOME IMPROVEMENT CHAINS (0.1%)
      750     Lowe's Companies, Inc.                            8.25       06/01/10                904,955
                                                                                           ---------------
              HOSPITAL/NURSING MANAGEMENT (0.2%)
    1,950     Manor Care, Inc.                                  8.00       03/01/08              2,123,063
                                                                                           ---------------
              HOTELS/RESORTS/CRUISELINES (0.2%)
      510     Hyatt Equities LLC - 144A**                      6.875       06/15/07                517,442
    1,255     Marriott International, Inc. (Series E)           7.00       01/15/08              1,385,031
                                                                                           ---------------
                                                                                                 1,902,473
                                                                                           ---------------
              INDUSTRIAL CONGLOMERATES (0.1%)
      885     Honeywell International, Inc.                    6.125       11/01/11                948,393
      335     Hutchinson Whampoa International Ltd. - 144A**
               (Virgin Islands)                                 6.50       02/13/13                333,820
                                                                                           ---------------
                                                                                                 1,282,213
                                                                                           ---------------
              INFORMATION TECHNOLOGY SERVICES (0.0%)
       45     Electronic Data Systems Corp.                    7.125       10/15/09                 47,475
      260     Electronic Data Systems Corp. - 144A**            6.00       08/01/13                243,164
                                                                                           ---------------
                                                                                                   290,639
                                                                                           ---------------
              INTEGRATED OIL (0.2%)
      700     Amerada Hess Corp.                               7.875       10/01/29                759,574
      995     Conoco Inc.                                       6.95       04/15/29              1,075,340
                                                                                           ---------------
                                                                                                 1,834,914
                                                                                           ---------------
              INVESTMENT BANKS/BROKERS (0.1%)
      365     Goldman Sachs Group Inc.                         6.125       02/15/33                347,785
      640     Goldman Sachs Group Inc.                          6.60       01/15/12                697,609
      395     Goldman Sachs Group Inc.                         6.875       01/15/11                440,281
                                                                                           ---------------
                                                                                                 1,485,675
                                                                                           ---------------
              LIFE/HEALTH INSURANCE (0.2%)
    1,005     American General Corp.                            7.50       07/15/25              1,134,435
      800     John Hancock 144A**                              7.375       02/15/24                856,016
                                                                                           ---------------
                                                                                                 1,990,451
                                                                                           ---------------
              MAJOR BANKS (0.1%)
      180     Bank One Corp.                                    6.00       02/17/09                194,525

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
 $     275    Citicorp.                                         6.75%      08/15/05        $       299,777
       485    Fleetboston Financial Corp.                       7.25       09/15/05                535,880
       595    UFJ Finance Aruba AEC (Aruba)                     6.75       07/15/13                575,944
                                                                                           ---------------
                                                                                                 1,606,126
                                                                                           ---------------
              MAJOR TELECOMMUNICATIONS (0.3%)
       420    AT&T Corp.                                        8.50       11/15/31                444,224
       235    British Telecom PLC (United Kingdom)             8.875       12/15/30                288,665
       600    Deutsche Telekom International
               Finance Corp. (Netherlands)                      8.75       06/15/30                702,510
     1,700    GTE Corp.                                         6.94       04/15/28              1,726,008
       365    Verizon Global Funding Corp.                      7.75       12/01/30                407,241
                                                                                           ---------------
                                                                                                 3,568,648
                                                                                           ---------------
              MANAGED HEALTH CARE (0.2%)
       920    Aetna, Inc.                                      7.875       03/01/11              1,061,771
       225    Cigna Corp.                                      6.375       10/15/11                236,055
       530    Wellpoint Health Network, Inc.                   6.375       06/15/06                583,378
                                                                                           ---------------
                                                                                                 1,881,204
                                                                                           ---------------
              MEDIA CONGLOMERATES (0.2%)
       190    AOL Time Warner Inc.                              7.70       05/01/32                199,289
     1,250    News America Holdings, Inc.                       7.75       12/01/45              1,342,264
       310    Time Warner, Inc.                                6.625       05/15/29                287,494
                                                                                           ---------------
                                                                                                 1,829,047
                                                                                           ---------------
              MOTOR VEHICLES (0.2%)
       630    DaimlerChrysler North American Holdings Co.       8.50       01/18/31                687,956
       325    Ford Motor Co                                    6.625       10/01/28                255,991
     1,415    Ford Motor Co.                                    7.45       07/16/31              1,208,397
                                                                                           ---------------
                                                                                                 2,152,344
                                                                                           ---------------
              MULTI-LINE INSURANCE (0.4%)
     1,920    Farmers Exchange Capital - 144A**                 7.05       07/15/28              1,636,704
        95    Hartford Financial Services Group, Inc.          2.375       06/01/06                 93,452
       900    Hartford Financial Services Group, Inc.           7.90       06/15/10              1,053,788
       295    Nationwide Mutual Insurance Co. - 144A**          7.50       02/15/24                291,271
     1,090    Nationwide Mutual Insurance Co. - 144A**          8.25       12/01/31              1,217,305
                                                                                           ---------------
                                                                                                 4,292,520
                                                                                           ---------------
              OIL & GAS PRODUCTION (0.1%)
        70    Devon Financing Corp.                            6.875       09/30/11                 77,224
       140    Devon Financing Corp                             7.875       09/30/31                159,909
       125    Kerr-McGee Corp.                                 5.875       09/15/06                133,763
       165    Kerr-McGee Corp.                                 6.875       09/15/11                179,560

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
 $     430    Pemex Project Funding Master Trust                8.00%      11/15/11        $       466,550
       285    Pemex Project Funding Master Trust               8.625       02/01/22                297,825
       145    Pemex Project Funding Master Trust               9.125       10/13/10                167,475
        70    Petro-Canada                                      4.00       07/15/13                 63,145
       280    Petro-Canada                                      5.35       07/15/33                240,685
                                                                                           ---------------
                                                                                                 1,786,136
                                                                                           ---------------
              OIL REFINING/MARKETING (0.0%)
       315    Marathon Oil Corp.                                6.80       03/15/32                317,752
                                                                                           ---------------
              OTHER CONSUMER SERVICES (0.1%)
       300    Cendant Corp.                                    7.125       03/15/15                325,083
       460    Cendant Corp.                                    7.375       01/15/13                511,106
                                                                                           ---------------
                                                                                                   836,189
                                                                                           ---------------
              OTHER METALS/MINERALS (0.1%)
       355    BHP Finance USA Ltd. (Australia)                  4.80       04/15/13                344,050
       580    Inco Ltd. (Canada)                                7.20       09/15/32                575,743
       190    Inco Ltd. (Canada)                                7.75       05/15/12                211,311
                                                                                           ---------------
                                                                                                 1,131,104
                                                                                           ---------------
              PROPERTY - CASUALTY INSURERS (0.0%)
       295    Florida Windstorm Underwrting Assoc. - 144A**    7.125       02/25/19                324,009
                                                                                           ---------------
              PULP & PAPER (0.1%)
       390    International Paper Co.                           5.85       10/30/12                399,460
       305    International Paper Co. - 144A**                  5.30       04/01/15                289,702
       290    MeadWestVaco Corp.                                6.85       04/01/12                316,299
       305    Sappi Papier Holding AG - 144A** (Austria)        6.75       06/15/12                324,219
                                                                                           ---------------
                                                                                                 1,329,680
                                                                                           ---------------
              REAL ESTATE DEVELOPMENT (0.1%)
       999    World Financial Properties - 144A**               6.91       09/01/13              1,095,203
                                                                                           ---------------
              REAL ESTATE INVESTMENT TRUSTS (0.2%)
       770    EOP Operating LP                                 6.763       06/15/07                847,772
       145    Simon Property Group LP                           6.35       08/28/12                151,583
       700    Simon Property Group LP                          6.375       11/15/07                758,998
       375    Vornado Realty                                   5.625       06/15/07                390,167
                                                                                           ---------------
                                                                                                 2,148,520
                                                                                           ---------------
              SAVINGS BANKS (0.0%)
       470    Washington Mutual Bank                            5.50       01/15/13                475,692
                                                                                           ---------------
              SERVICES TO THE HEALTH INDUSTRY (0.1%)
       230    Anthem Insurance - 144A**                         9.00       04/01/27                280,917
       650    Anthem Insurance - 144A**                        9.125       04/01/10                783,435
                                                                                           ---------------
                                                                                                 1,064,352
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
              TOBACCO (0.0%)
 $     360    Altria Group, Inc.                                7.75%      01/15/27        $       347,061
                                                                                           ---------------
              TOTAL CORPORATE BONDS
               (COST $73,596,579)                                                               76,539,563
                                                                                           ---------------
              U.S. GOVERNMENT AGENCY MORTGAGE BACKED
               SECURITIES (7.7%)
              Federal Home Loan Mortgage Corp.
    34,450                                                      6.50           +                35,451,117
     2,275                                                      7.50           +                 2,418,609
     2,353                                                      7.50   11/01/29-08/01/32         2,501,280
        36                                                      8.00       07/01/30                 38,372
              Federal National Mortgage Assoc.
     3,425                                                      7.00           +                 3,589,828
    16,789                                                      7.00   12/01/29-01/01/33        17,603,511
    12,631                                                      7.50   09/01/29-03/01/32        13,389,144
    15,741                                                      8.00   05/01/09-02/01/32        16,911,607
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED
               SECURITIES
               (COST $91,847,568)                                                               91,903,468
                                                                                           ---------------
              U.S. GOVERNMENT OBLIGATIONS (14.2%)
       250    U.S. Treasury Bond                                5.50       08/15/28                249,610
     5,550    U.S. Treasury Bond                               8.125       08/15/19              7,280,473
     9,900    U.S. Treasury Bond                               8.125       08/15/21             13,069,931
     3,000    U.S. Treasury Note                                3.50       11/15/06              3,087,423
   150,000    U.S. Treasury Note                               3.625       05/15/13            139,945,350
     4,850    U.S. Treasury Note                                6.50       02/15/10              5,584,697
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $171,232,806)                                                             169,217,484
                                                                                           ---------------
              ASSET-BACKED SECURITIES (1.4%)
              FINANCE/RENTAL/LEASING
     2,300    American Express Credit Account                   5.53       10/15/08              2,470,483
       196    BMW Vehicle Owner Trust 2002-A                    2.83       12/25/04                196,318
     2,960    Chase Credit Card Master Trust 2001-4A            5.50       11/17/08              3,182,597
         5    Chase Manhattan Auto Owner Trust 2002-A           2.63       10/15/04                  4,748
     2,230    Citibank Credit Issuance Trust 2000-A1            6.90       10/15/07              2,443,339
       524    Daimler Chrysler Auto Trust 2000-E                6.11       11/08/04                526,198
     1,165    Daimler Chrysler Auto Trust 2002-A                2.90       12/06/04              1,169,132
       650    Ford Credit Auto Owner Trust 2001-B               5.12       10/15/04                653,855
       319    Ford Credit Auto Owner Trust 2002-B               2.97       06/15/04                319,127
       158    Ford Credit Auto Owner Trust 2002-B               6.74       06/15/04                158,808
       993    Harley-Davidson Motorcycle Trust 2002-1           3.02       09/15/06                999,473

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------
 $      52    Honda Auto Receivables Owner Trust 2000-1         6.62%      07/15/04        $        51,728
       674    Honda Auto Receivables Owner Trust 2002-2         2.91       09/15/04                675,626
     1,550    MBNA Master Credit Card Trust                     5.90       08/15/11              1,684,464
        70    National City Auto Receivables Trust 2002-A       3.00       01/15/05                 70,122
     1,800    Nissan Auto Receivables Owner Trust 2001-C        4.80       02/15/07              1,866,770
       443    Nissan Auto Receivables Owner Trust 2002-B        3.07       08/16/04                443,486
                                                                                           ---------------
              TOTAL ASSET-BACKED SECURITIES
               (COST $16,198,821)                                                               16,916,274
                                                                                           ---------------
              SHORT-TERM INVESTMENTS (8.2%)
              U.S. GOVERNMENT OBLIGATIONS (a) (0.1%)
       500    U.S. Treasury Bill***                             1.15       09/25/03                499,122
       400    U.S. Treasury Bill***                            0.935       01/15/04                398,265
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $897,387)                                                                     897,387
                                                                                           ---------------
              REPURCHASE AGREEMENTS (8.1%)
    36,900    Joint repurchase agreement account
               (dated 07/31/03; proceeds $36,901,138) (b)
               (COST $36,900,000)                               1.11       08/01/03             36,900,000
    59,703    The Bank of New York
               (dated 07/31/03; proceeds $59,704,398) (c)
               (COST $59,702,947)                              0.875       08/01/03             59,702,947
                                                                                           ---------------
              TOTAL REPURCHASE AGREEMENTS
               (COST $96,602,947)                                                               96,602,947
                                                                                           ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $97,500,334)                                                               97,500,334
                                                                                           ---------------

              TOTAL INVESTMENTS
               (COST $1,140,590,973) (d)(e)                                   108.4%         1,293,828,030
              LIABILITIES IN EXCESS OF OTHER ASSETS                            (8.4)          (100,284,439)
                                                                              -----        ---------------
              NET ASSETS                                                      100.0%       $ 1,193,543,591
                                                                              =====        ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
      **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     *** ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
      + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) COLLATERALIZED BY U.S. TREASURY NOTE 2.00% DUE 11/30/04 VALUED AT $60,897,079.

                        SEE NOTES TO FINANCIAL STATEMENTS

     (d) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $63,900,883 IN CONNECTION WITH OPEN FUTURES CONTRACTS AND SECURITIES PURCHASE ON A FORWARD COMMITMENT BASIS.
     (e) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,149,647,757. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $195,804,803 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $51,624,530, RESULTING IN NET UNREALIZED APPRECIATION OF $144,180,273.

FUTURES CONTRACTS OPEN AT JULY 31, 2003:

                                                                            UNDERLYING
NUMBER OF                                DESCRIPTION, DELIVERY              FACE AMOUNT      UNREALIZED
CONTRACTS        LONG/SHORT                 MONTH, AND YEAR                  AT VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------------
      5             Short      U.S. Treasury Note 5 year, September 2003   $   (556,641)   $         5,951
     21             Short      U.S. Treasury Note 2 year, September 2003     (4,507,453)            31,915
    149             Short      U.S. Treasury Note 10 year, September 2003   (16,483,125)           820,881
     13             Short      U.S. Treasury Note 20 year, September 2003    (1,373,125)            87,997
                                                                                           ---------------
                               Total unrealized appreciation                               $       946,744
                                                                                           ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003

ASSETS:
Investments in securities, at value (cost $1,140,590,973)          $ 1,293,828,030
Cash                                                                    84,250,147
Receivable for:
  Investments sold                                                      20,321,730
  Interest                                                               3,685,650
  Shares of beneficial interest sold                                     1,066,349
  Dividends                                                                498,600
  Variation margin                                                         244,078
Prepaid expenses and other assets                                           88,224
                                                                   ---------------
    TOTAL ASSETS                                                     1,403,982,808
                                                                   ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                206,542,186
  Shares of beneficial interest redeemed                                 2,135,707
  Distribution fee                                                         933,481
  Investment management fee                                                573,946
Accrued expenses and other payables                                        253,897
                                                                   ---------------
    TOTAL LIABILITIES                                                  210,439,217
                                                                   ---------------
    NET ASSETS                                                     $ 1,193,543,591
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                    $ 1,320,463,422
Net unrealized appreciation                                            154,184,610
Dividends in excess of net investment income                              (210,400)
Accumulated net realized loss                                         (280,894,041)
                                                                   ---------------
    NET ASSETS                                                     $ 1,193,543,591
                                                                   ===============
CLASS A SHARES:
Net Assets                                                         $    53,951,414
Shares Outstanding (unlimited authorized, $.01 par value)                3,666,103
    NET ASSET VALUE PER SHARE                                      $         14.72
                                                                   ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of
    net asset value)                                               $         15.54
                                                                   ===============
CLASS B SHARES:
Net Assets                                                         $ 1,041,817,961
Shares Outstanding (unlimited authorized, $.01 par value)               70,722,646
    NET ASSET VALUE PER SHARE                                      $         14.73
                                                                   ===============
CLASS C SHARES:
Net Assets                                                         $    36,351,094
Shares Outstanding (unlimited authorized, $.01 par value)                2,479,782
    NET ASSET VALUE PER SHARE                                      $         14.66
                                                                   ===============
CLASS D SHARES:
Net Assets                                                         $    61,423,122
Shares Outstanding (unlimited authorized, $.01 par value)                4,169,111
    NET ASSET VALUE PER SHARE                                      $         14.73
                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME:
INCOME
Interest                                                           $    12,899,964
Dividends (net of $105,635 foreign withholding tax)                     10,036,787
                                                                   ---------------
    TOTAL INCOME                                                        22,936,751
                                                                   ---------------
EXPENSES
Distribution fee (Class A shares)                                          140,490
Distribution fee (Class B shares)                                       10,606,022
Distribution fee (Class C shares)                                          339,131
Investment management fee                                                6,860,966
Transfer agent fees and expenses                                         1,675,768
Shareholder reports and notices                                            147,429
Professional fees                                                           75,040
Registration fees                                                           51,783
Trustees' fees and expenses                                                 23,058
Other                                                                       31,212
                                                                   ---------------
    TOTAL EXPENSES                                                      19,950,899
                                                                   ---------------
    NET INVESTMENT INCOME                                                2,985,852
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
  Investments                                                          (63,530,018)
  Futures contracts                                                     (2,843,321)
                                                                   ---------------
    NET REALIZED LOSS                                                  (66,373,339)
                                                                   ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                          157,447,678
  Futures contracts                                                      1,400,629
                                                                   ---------------
    NET APPRECIATION                                                   158,848,307
                                                                   ---------------
    NET GAIN                                                            92,474,968
                                                                   ---------------
NET INCREASE                                                       $    95,460,820
                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEAR      FOR THE YEAR
                                                                        ENDED             ENDED
                                                                    JULY 31, 2003     JULY 31, 2002
                                                                   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                              $     2,985,852   $    13,000,843
Net realized loss                                                      (66,373,339)      (99,598,492)
Net change in unrealized depreciation                                  158,848,307      (221,381,038)
                                                                   ---------------   ---------------

    NET INCREASE (DECREASE)                                             95,460,820      (307,978,687)
                                                                   ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares                                                            (867,122)       (1,681,731)
Class B shares                                                          (4,004,321)      (15,594,689)
Class C shares                                                            (103,363)         (441,710)
Class D shares                                                            (806,241)       (1,437,376)
                                                                   ---------------   ---------------

    TOTAL DIVIDENDS                                                     (5,781,047)      (19,155,506)
                                                                   ---------------   ---------------

Net decrease from transactions in shares of beneficial interest       (284,302,141)     (355,197,919)
                                                                   ---------------   ---------------

    NET DECREASE                                                      (194,622,368)     (682,332,112)

NET ASSETS:
Beginning of period                                                  1,388,165,959     2,070,498,071
                                                                   ---------------   ---------------

END OF PERIOD
(Including dividends in excess of net investment income of
$210,400 and accumulated undistributed net investment income
of $123,826, respectively)                                         $ 1,193,543,591   $ 1,388,165,959
                                                                   ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction with the same counterparty prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,604,027 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,663, $1,500,244 and $10,582, respectively and received $85,004 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $1,376,814,408, and $1,505,655,253, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $822,853,115 and $726,728,287, respectively. Included in the aforementioned are purchases and sales of $13,492,371 and $1,872,000, respectively, with other Morgan Stanley Funds including a net realized gain of $413,541.

For the year ended July 31, 2003, the Fund incurred brokerage commissions of $345,325 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co. of $1,261,112 and $5,489,982, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $18,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,632. At July 31, 2003, the Fund had an accrued pension liability of $76,749 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                     FOR THE YEAR     FOR THE YEAR
                                                        ENDED            ENDED
                                                    JULY 31, 2003    JULY 31, 2002
                                                    --------------   --------------
Ordinary Income                                     $    5,781,047   $   19,155,506

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                       $      162,353
Undistributed long-term gains                                   --
                                                    --------------
Net accumulated earnings                                   162,353
Capital loss carryforward*                            (271,186,519)
Temporary differences                                      (76,749)
Net unrealized appreciation                            144,181,084
                                                    --------------
Total accumulated losses                            $ (126,919,831)
                                                    ==============

* As of July 31, 2003, the Fund had a net capital loss carryforward of $271,186,519 of which $16,425,882 will expire on July 31, 2009, $158,335,545 will expire on July 31, 2010 and $96,425,092 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $2,460,969.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may invest in futures to facilitate the reallocation of its assets ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, there were outstanding futures contracts and no outstanding forward contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                        FOR THE YEAR                    FOR THE YEAR
                                            ENDED                          ENDED
                                        JULY 31, 2003                  JULY 31, 2002
                                -----------------------------   -----------------------------
                                  SHARES          AMOUNT          SHARES          AMOUNT
                                -----------   ---------------   -----------   ---------------
CLASS A SHARES
Sold                              1,845,888   $    24,260,526     3,521,343   $    54,004,509
Reinvestment of dividends            44,688           590,931        72,055         1,091,984
Redeemed                         (4,032,753)      (52,770,954)   (4,869,870)      (74,349,220)
                                -----------   ---------------   -----------   ---------------
Net decrease -- Class A          (2,142,177)      (27,919,497)   (1,276,472)      (19,252,727)
                                -----------   ---------------   -----------   ---------------
CLASS B SHARES
Sold                              5,788,543        78,164,128     9,830,411       152,646,505
Reinvestment of dividends           267,210         3,508,089       903,464        13,721,081
Redeemed                        (25,138,244)     (334,420,291)  (32,096,615)     (489,833,764)
                                -----------   ---------------   -----------   ---------------
Net decrease -- Class B         (19,082,491)     (252,748,074)  (21,362,740)     (323,466,178)
                                -----------   ---------------   -----------   ---------------
CLASS C SHARES
Sold                                594,700         7,963,172       687,657        10,604,697
Reinvestment of dividends             7,120            93,720        26,732           405,978
Redeemed                           (701,340)       (9,319,392)     (923,012)      (14,008,932)
                                -----------   ---------------   -----------   ---------------
Net decrease -- Class C             (99,520)       (1,262,500)     (208,623)       (2,998,257)
                                -----------   ---------------   -----------   ---------------
CLASS D SHARES
Sold                                609,164         8,132,406     1,246,420        19,113,212
Reinvestment of dividends            56,139           745,232        88,193         1,341,447
Redeemed                           (839,347)      (11,249,708)   (1,951,913)      (29,935,416)
                                -----------   ---------------   -----------   ---------------
Net decrease -- Class D            (174,044)       (2,372,070)     (617,300)       (9,480,757)
                                -----------   ---------------   -----------   ---------------
Net decrease in Fund            (21,498,232)  $  (284,302,141)  (23,465,135)  $  (355,197,919)
                                ===========   ===============   ===========   ===============

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED JULY 31,
                                           ---------------------------------------------------------------------
                                              2003          2002          2001           2000           1999
                                           -----------   -----------   -----------    -----------    -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     13.53   $     16.43   $     20.64    $     20.16    $     20.23
                                           -----------   -----------   -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income++                         0.14          0.22          0.44           0.44           0.32
  Net realized and unrealized gain (loss)         1.21         (2.84)        (1.55)          2.16           1.46
                                           -----------   -----------   -----------    -----------    -----------
Total income (loss) from investment
 operations                                       1.35         (2.62)        (1.11)          2.60           1.78
                                           -----------   -----------   -----------    -----------    -----------

Less dividends and distributions from:
  Net investment income                          (0.16)        (0.28)        (0.50)         (0.37)         (0.32)
  Net realized gain                                  -             -         (2.60)         (1.75)         (1.53)
                                           -----------   -----------   -----------    -----------    -----------
Total dividends and distributions                (0.16)        (0.28)        (3.10)         (2.12)         (1.85)
                                           -----------   -----------   -----------    -----------    -----------

Net asset value, end of period             $     14.72   $     13.53   $     16.43    $     20.64    $     20.16
                                           ===========   ===========   ===========    ===========    ===========

TOTAL RETURN+                                    10.11%       (16.14)%       (6.24)%        13.48%         10.01%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          0.93%         0.88%         0.85%          0.88%          0.87%
Net investment income                             0.95%         1.44%         2.41%          2.06%          1.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $    53,951   $    78,583   $   116,383    $   110,600    $    64,418
Portfolio turnover rate                            124%          164%          136%           187%           121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED JULY 31,
                                           ---------------------------------------------------------------------
                                              2003          2002          2001           2000           1999
                                           -----------   -----------   -----------    -----------    -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     13.54   $     16.43   $     20.65    $     20.16    $     20.23
                                           -----------   -----------   -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income++                         0.02          0.10          0.30           0.29           0.19
  Net realized and unrealized gain (loss)         1.22         (2.84)        (1.57)          2.18           1.46
                                           -----------   -----------   -----------    -----------    -----------
Total income (loss) from investment
 operations                                       1.24         (2.74)        (1.27)          2.47           1.65
                                           -----------   -----------   -----------    -----------    -----------

Less dividends and distributions from:
  Net investment income                          (0.05)        (0.15)        (0.35)         (0.23)         (0.19)
  Net realized gain                                  -             -         (2.60)         (1.75)         (1.53)
                                           -----------   -----------   -----------    -----------    -----------
Total dividends and distributions                (0.05)        (0.15)        (2.95)         (1.98)         (1.72)
                                           -----------   -----------   -----------    -----------    -----------

Net asset value, end of period             $     14.73   $     13.54   $     16.43    $     20.65    $     20.16
                                           ===========   ===========   ===========    ===========    ===========

TOTAL RETURN+                                     9.20%       (16.77)%       (7.05)%        12.79%          9.23%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.73%         1.67%         1.63%          1.53%          1.57%
Net investment income                             0.15%         0.64%         1.63%          1.41%          0.96%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $ 1,041,818   $ 1,216,023   $ 1,826,910    $ 2,043,540    $ 1,833,935
Portfolio turnover rate                            124%          164%          136%           187%           121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED JULY 31,
                                           ---------------------------------------------------------------------
                                              2003          2002          2001           2000           1999
                                           -----------   -----------   -----------    -----------    -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     13.46   $     16.36   $     20.57    $     20.11    $     20.19
                                           -----------   -----------   -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income (loss)++                  0.03          0.10          0.29           0.29           0.16
  Net realized and unrealized gain (loss)         1.21         (2.83)        (1.55)          2.15           1.47
                                           -----------   -----------   -----------    -----------    -----------
Total income (loss) from investment
 operations                                       1.24         (2.73)        (1.26)          2.44           1.63
                                           -----------   -----------   -----------    -----------    -----------

Less dividends and distributions from:
  Net investment income                          (0.04)        (0.17)        (0.35)         (0.23)         (0.18)
  Net realized gain                                  -             -         (2.60)         (1.75)         (1.53)
                                           -----------   -----------   -----------    -----------    -----------
Total dividends and distributions                (0.04)        (0.17)        (2.95)         (1.98)         (1.71)
                                           -----------   -----------   -----------    -----------    -----------

Net asset value, end of period             $     14.66   $     13.46   $     16.36    $     20.57    $     20.11
                                           ===========   ===========   ===========    ===========    ===========

TOTAL RETURN+                                     9.09%       (16.70)%       (7.00)%        12.62%          9.15%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.73%         1.67%         1.63%          1.63%          1.65%
Net investment income                             0.15%         0.64%         1.63%          1.31%          0.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $    36,351   $    34,727   $    45,612    $    39,006    $    16,147
Portfolio turnover rate                            124%          164%          136%           187%           121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED JULY 31,
                                           ---------------------------------------------------------------------
                                              2003          2002          2001           2000           1999
                                           -----------   -----------   -----------    -----------    -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     13.55   $     16.45   $     20.67    $     20.18    $     20.25
                                           -----------   -----------   -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income++                         0.16          0.26          0.48           0.48           0.37
  Net realized and unrealized gain (loss)         1.21         (2.85)        (1.56)          2.18           1.45
                                           -----------   -----------   -----------    -----------    -----------
Total income (loss) from investment
 operations                                       1.37         (2.59)        (1.08)          2.66           1.82
                                           -----------   -----------   -----------    -----------    -----------

Less dividends and distributions from:
  Net investment income                          (0.19)        (0.31)        (0.54)         (0.42)         (0.36)
  Net realized gain                                  -             -         (2.60)         (1.75)         (1.53)
                                           -----------   -----------   -----------    -----------    -----------
Total dividends and distributions                (0.19)        (0.31)        (3.14)         (2.17)         (1.89)
                                           -----------   -----------   -----------    -----------    -----------

Net asset value, end of period             $     14.73   $     13.55   $     16.45    $     20.67    $     20.18
                                           ===========   ===========   ===========    ===========    ===========

TOTAL RETURN+                                    10.25%       (15.94)%       (6.07)%        13.79%         10.23%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          0.73%         0.67%         0.63%          0.63%          0.65%
Net investment income                             1.15%         1.64%         2.63%          2.31%          1.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $    61,423   $    58,834   $    81,594    $    80,925    $    72,554
Portfolio turnover rate                            124%          164%          136%           187%           121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY STRATEGIST FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 12, 2003

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended July 31, 2003, 97.81% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

     Of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2003, 8.39% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

     Additionally, please note that of the Fund's ordinary income dividends of $5,781,047 paid during the fiscal year ended July 31, 2003, $4,915,775 qualified for the lower income tax rate available to individuals under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                        POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF            HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*    DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------------   -----------   ------------   ------------------------   -------------   --------------------
Michael Bozic (62)                      Trustee       Since          Retired; Director or       216             Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                      April 1994     Trustee of the Retail                      Steel Corporation.
Counsel to the Independent Directors                                 Funds and TCW/DW Term
1675 Broadway                                                        Trust 2003 (since April
New York, NY                                                         1994) and the
                                                                     Institutional Funds
                                                                     (since July 2003);
                                                                     formerly Vice Chairman
                                                                     of Kmart Corporation
                                                                     (December 1998-October
                                                                     2000), Chairman and
                                                                     Chief Executive Officer
                                                                     of Levitz Furniture
                                                                     Corporation (November
                                                                     1995-November 1998) and
                                                                     President and Chief
                                                                     Executive Officer of
                                                                     Hills Department Stores
                                                                     (May 1991-July 1995);
                                                                     formerly variously
                                                                     Chairman, Chief
                                                                     Executive Officer,
                                                                     President and Chief
                                                                     Operating Officer
                                                                     (1987-1991) of the Sears
                                                                     Merchandise Group of
                                                                     Sears, Roebuck & Co.

Edwin J. Garn (70)                      Trustee       Since          Director or Trustee of     216             Director of Franklin
c/o Summit Ventures LLC                               January 1993   the Retail Funds and                       Covey (time
1 Utah Center                                                        TCW/DW Term Trust 2003                     management systems),
201 S. Main Street                                                   (since January 1993) and                   BMW Bank of North
Salt Lake City, UT                                                   the Institutional Funds                    America, Inc.
                                                                     (since July 2003);                         (industrial loan
                                                                     member of the Utah                         corporation), United
                                                                     Regional Advisory Board                    Space Alliance
                                                                     of Pacific Corp.;                          (joint venture
                                                                     formerly United States                     between Lockheed
                                                                     Senator (R-Utah)                           Martin and the
                                                                     (1974-1992) and                            Boeing Company) and
                                                                     Chairman, Senate Banking                   Nuskin Asia Pacific
                                                                     Committee (1980-1986),                     (multilevel
                                                                     Mayor of Salt Lake City,                   marketing); member
                                                                     Utah (1971-1974),                          of the board of
                                                                     Astronaut, Space Shuttle                   various civic and
                                                                     Discovery (April 12-19,                    charitable
                                                                     1985), and Vice                            organizations.
                                                                     Chairman, Huntsman
                                                                     Corporation (chemical
                                                                     company).

Wayne E. Hedien (69)                    Trustee       Since          Retired; Director or       216             Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                      September      Trustee of the Retail                      Group Inc. (private
Counsel to the Independent Directors                  1997           Funds and TCW/DW Term                      mortgage insurance);
1675 Broadway                                                        Trust 2003; (Since                         Trustee and Vice
New York, NY                                                         September 1997) and the                    Chairman of The
                                                                     Institutional Funds                        Field Museum of
                                                                     (since July 2003);                         Natural History;
                                                                     formerly associated with                   director of various
                                                                     the Allstate Companies                     other business and
                                                                     (1966-1994), most                          charitable
                                                                     recently as Chairman of                    organizations.
                                                                     The Allstate Corporation
                                                                     (March 1993-December
                                                                     1994) and Chairman and
                                                                     Chief Executive Officer
                                                                     of its wholly-owned
                                                                     subsidiary, Allstate
                                                                     Insurance Company (July
                                                                     1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                        POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF            HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*    DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------------   -----------   ------------   ------------------------   -------------   --------------------
Dr. Manuel H. Johnson (54)              Trustee       Since          Chairman of the Audit      216             Director of NVR,
c/o Johnson Smick International, Inc.                 July 1991      Committee and Director                     Inc. (home
2099 Pennsylvania Avenue, N.W.                                       or Trustee of the Retail                   construction);
Suite 950                                                            Funds and TCW/DW Term                      Chairman and Trustee
Washington, D.C.                                                     Trust 2003 (since July                     of the Financial
                                                                     1991) and the                              Accounting
                                                                     Institutional Funds                        Foundation
                                                                     (since July 2003);                         (oversight
                                                                     Senior Partner, Johnson                    organization of the
                                                                     Smick International,                       Financial Accounting
                                                                     Inc., a consulting firm;                   Standards Board);
                                                                     Co-Chairman and a                          Director of RBS
                                                                     founder of the Group of                    Greenwich Capital
                                                                     Seven Council (G7C), an                    Holdings (financial
                                                                     international economic                     holding company).
                                                                     commission; formerly
                                                                     Vice Chairman of the
                                                                     Board of Governors of
                                                                     the Federal Reserve
                                                                     System and Assistant
                                                                     Secretary of the U.S.
                                                                     Treasury.

Joseph J. Kearns (60)                   Trustee       Since          Deputy Chairman of the     217             Director of Electro
PMB754                                                July 2003      Audit Committee and                        Rent Corporation
23852 Pacific Coast Highway                                          Director or Trustee of                     (equipment leasing),
Malibu, CA                                                           the Retail Funds and                       The Ford Family
                                                                     TCW/DW Term Trust 2003                     Foundation, and the
                                                                     (since July 2003) and                      UCLA Foundation.
                                                                     the Institutional Funds
                                                                     (since August 1994);
                                                                     previously Chairman of
                                                                     the Audit Committee of
                                                                     the Institutional Funds
                                                                     (October 2001-July
                                                                     2003); President, Kearns
                                                                     & Associates LLC
                                                                     (investment consulting);
                                                                     formerly CFO of the
                                                                     J. Paul Getty Trust.

Michael E. Nugent (67)                  Trustee       Since          Chairman of the            216             Director of various
c/o Triumph Capital, L.P.                             July 1991      Insurance Committee and                    business
445 Park Avenue                                                      Director or Trustee of                     organizations.
New York, NY                                                         the Retail Funds and
                                                                     TCW/DW Term Trust 2003
                                                                     (since July 1991) and
                                                                     the Institutional Funds
                                                                     (since July 2001);
                                                                     General Partner of
                                                                     Triumph Capital, L.P., a
                                                                     private investment
                                                                     partnership; formerly
                                                                     Vice President, Bankers
                                                                     Trust Company and BT
                                                                     Capital Corporation
                                                                     (1984-1988).

Fergus Reid (70)                        Trustee       Since          Chairman of the            217             Trustee and Director
85 Charles Colman Blvd.                               July 2003      Governance Committee and                   of certain
Pawling, NY                                                          Director or Trustee of                     investment companies
                                                                     the Retail Funds and                       in the JPMorgan
                                                                     TCW/DW Term Trust 2003                     Funds complex
                                                                     (since July 2003) and                      managed by JP Morgan
                                                                     the Institutional Funds                    Investment
                                                                     (since June 1992);                         Management Inc.
                                                                     Chairman of Lumelite
                                                                     Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                        POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF            HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INTERESTED TRUSTEE              REGISTRANT    TIME SERVED*    DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------------   -----------   ------------   ------------------------   -------------   --------------------
Charles A. Fiumefreddo (70)             Chairman      Since          Chairman and Director or   216             None
c/o Morgan Stanley Trust                of the        July 1991      Trustee of the Retail
Harborside Financial Center,            Board and                    Funds and TCW/DW Term
Plaza Two,                              Trustee                      Trust 2003 (since July
Jersey City, NJ                                                      1991) and the
                                                                     Institutional Funds
                                                                     (since July 2003);
                                                                     formerly Chief Executive
                                                                     Officer of the Retail
                                                                     Funds and the TCW/DW
                                                                     Term Trust 2003 (until
                                                                     September 2002).

James F. Higgins (55)                   Trustee       Since          Director or Trustee of     216             Director of AXA
c/o Morgan Stanley Trust                              June 2000      the Retail Funds and                       Financial, Inc. and
Harborside Financial Center,                                         TCW/DW Term Trust 2003                     The Equitable Life
Plaza Two,                                                           (since June 2000) and                      Assurance Society of
Jersey City, NJ                                                      the Institutional Funds                    the United States
                                                                     (since July 2003);                         (financial
                                                                     Senior Advisor of Morgan                   services).
                                                                     Stanley (since August
                                                                     2000); Director of the
                                                                     Distributor and Dean
                                                                     Witter Realty Inc.;
                                                                     previously President and
                                                                     Chief Operating Officer
                                                                     of the Private Client
                                                                     Group of Morgan Stanley
                                                                     (May 1999-August 2000),
                                                                     and President and Chief
                                                                     Operating Officer of
                                                                     Individual Securities of
                                                                     Morgan Stanley (February
                                                                     1997-May 1999).

Philip J. Purcell (59)                  Trustee       Since          Director or Trustee of     216             Director of American
1585 Broadway                                         April 1994     the Retail Funds and                       Airlines, Inc. and
New York, NY                                                         TCW/DW Term Trust 2003                     its parent company,
                                                                     (since April 1994) and                     AMR Corporation.
                                                                     the Institutional Funds
                                                                     (since July 2003);
                                                                     Chairman of the Board of
                                                                     Directors and Chief
                                                                     Executive Officer of
                                                                     Morgan Stanley and
                                                                     Morgan Stanley DW Inc.;
                                                                     Director of the
                                                                     Distributor; Chairman of
                                                                     the Board of Directors
                                                                     and Chief Executive
                                                                     Officer of Novus Credit
                                                                     Services Inc.; Director
                                                                     and/or officer of
                                                                     various Morgan Stanley
                                                                     subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                          TERM OF
                                        POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF              HELD WITH       LENGTH OF
      EXECUTIVE OFFICER                 REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------   -----------   -----------------  --------------------------------------------------------
Mitchell M. Merin (49)                  President     Since May 1999     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                              Investment Management Inc.; President, Director and Chief
New York, NY                                                             Executive Officer of the Investment Manager and Morgan
                                                                         Stanley Services; Chairman, Chief Executive Officer and
                                                                         Director of the Distributor; Chairman and Director of the
                                                                         Transfer Agent; Director of various Morgan Stanley
                                                                         subsidiaries; President Morgan Stanley Investments LP
                                                                         (since February 2003); President of the Institutional
                                                                         Funds (since July 2003) and President of the Retail Funds
                                                                         and TCW/DW Term Trust 2003 (since May 1999); Trustee
                                                                         (since July 2003) and President (since December 2002) of
                                                                         the Van Kampen Closed-End Funds; Trustee (since May 1999)
                                                                         and President (since October 2002) of the Van Kampen
                                                                         Open-End Funds.

Ronald E. Robison (64)                  Executive     Since April 2003   Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas             Vice                             Morgan Stanley Investment Management Inc.; Managing
New York, NY                            President                        DIrector of Morgan Stanley & Co. Incorporated; Managing
                                        and                              DIrector of Morgan Stanley; Managing Director, Chief
                                        Principal                        Administrative Officer and Director of the Investment
                                        Executive                        Manager and Morgan Stanley Services; Chief Executive
                                        Officer                          Officer and Director of the Transfer Agent; Executive Vice
                                                                         President and Principal Executive Officer of the
                                                                         Institutional Funds (since July 2003); and the TCW/DW Term
                                                                         Trust 2003 (since April 2003); previously President of the
                                                                         Institutional Funds (March 2001-July 2003) and Director of
                                                                         the Institutional Funds (March 2001-July 2003).

Barry Fink (48)                         Vice          Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas             President     February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                            and General                      Management; Managing Director (since December 2000),
                                        Counsel                          Secretary (since February 1997) and Director (since
                                                                         July 1998) of the Investment Manager and Morgan Stanley
                                                                         Services; Assistant Secretary of Morgan Stanley DW;
                                                                         Chief Legal Officer of Morgan Stanley Investments LP
                                                                         (since July 2002); Vice President of the Institutional
                                                                         Funds (since July 2003); Vice President and Secretary
                                                                         of the Distributor; previously Secretary of the Retail
                                                                         Funds (February 1997-July 2003); previously Vice
                                                                         President and Assistant General Counsel of the
                                                                         Investment Manager and Morgan Stanley Services
                                                                         (February 1997-December 2001).

Joseph J. McAlinden (60)                Vice          Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas             President                        Investment Manager, Morgan Stanley Investment
New York, NY                                                             Management Inc. and Morgan Stanley Investments LP;
                                                                         Director of the Transfer Agent, Chief Investment
                                                                         Officer of the Van Kampen Funds; Vice President of the
                                                                         Institutional Funds (since July 2003) and the Retail
                                                                         Funds (since July 1995).

Stefanie V. Chang (36)                  Vice          Since July 2003    Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas             President                        Stanley Investment Management Inc. and Vice President
New York, NY                                                             of the Institutional Funds (since December 1997) and
                                                                         the Retail Funds (since July 2003); formerly practiced
                                                                         law with the New York law firm of Rogers & Wells (now
                                                                         Clifford Chance LLP).

                                                          TERM OF
                                        POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF              HELD WITH       LENGTH OF
       EXECUTIVE OFFICER                REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------   -----------   -----------------  --------------------------------------------------------
Francis Smith (37)                      Treasurer     Treasurer since    Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust                and           July 2003 and      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,            Chief         Chief Financial    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                              Financial     Officer since      previously Vice President of the Investment Manager and
Jersey City, NJ                         Officer       September 2002     Morgan Stanley Services (August 2000-November 2001) and
                                                                         Senior Manager at PricewaterhouseCoopers LLP (January
                                                                         1998-August 2000).

Thomas F. Caloia (57)                   Vice          Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                President                        Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                             Morgan Stanley Services; previously Treasurer of the
Plaza Two,                                                               Retail Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ                                                          President of the Investment Manager, the Distributor and
                                                                         Morgan Stanley Services.

Mary E. Mullin (36)                     Secretary     Since July 2003    Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                              Morgan Stanley Investment Management Inc.; Secretary of
New York, NY                                                             the Institutional Funds (since June 1999) and the Retail
                                                                         Funds (since July 2003); formerly practiced law with the
                                                                         New York law firms of McDermott, Will & Emery and Skadden,
                                                                         Arps, Slate, Meagher & Flom LLP.


-------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

[GRAPHIC]

                                                                  MORGAN STANLEY
                                                                 STRATEGIST FUND


                                                                   ANNUAL REPORT
                                                                   JULY 31, 2003


[MORGAN STANLEY LOGO]


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


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                                                       38585RPT-12080H03-AP-8/03
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Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)    Not applicable.

     (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

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Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003